UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------


           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York            08/14/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:           $642,718
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Name of          Title of          Value   Shrs of  SH/PUT/Investme Other
          Issuer          Class  CUSIP    (x1000)    PRN AMT PRNCALLDiscretiManagerSolShared


APARTMENT INV & MGMT CO    COM 04738R101       79265  1572100         Sole         Sole
BRE PROPERTIES INC         COM 05564E106       23537   396976         Sole         Sole
CAPITAL LEASE FUNDING INC  COM 140288101        6518   606300         Sole         Sole
CAPITAL SENIOR LIVING CORP COM 140475104        5360   569000         Sole         Sole
HIGHWOODS PROPERTIES INC   COM 431284108       11989   319700         Sole         Sole
HILTON HOTELS CORP         COM 432848109       29902   893400         Sole         Sole
HOME DEPOT INC             COM 437076102       35434   900480         Sole         Sole
HOME PROPERTIES INC        COM 437306103       52750  1015800         Sole         Sole
MAGUIRE PPTYS INC          COM 559775101       16705   486600         Sole         Sole
NATIONAL HEALTH REALTY     COM 635905102        3912   166029         Sole         Sole
POST PROPERTIES INC        COM 737464107       78148  1499100         Sole         Sole
RAMCO-GERSHON PPTYS        COM 751452202       27472   764600         Sole         Sole
WELLSFORD REAL PROPERTIES  COM 950240200        2769   305000         Sole         Sole
REPUBLIC PROPERTY TRUST    COM 760737106       30382  2480200         Sole         Sole
SIX FLAGS INC              COM 83001P109       13002  2134900         Sole         Sole
STRATEGIC HOTELS AND RESOR COM 86272T106       77177  3431600         Sole         Sole
STRATUS PPTYS INC          COM 863167201       17470   506381         Sole         Sole
SUNRISE SENIOR LIVING INC  COM 86768K106       55954  1399200         Sole         Sole
TAUBMAN CENTERS INC        COM 876664103       10249   206600         Sole         Sole
THOMAS PROPERTY GROUP      COM 884453101       64722  4050200         Sole         Sole